Segment, Geographic and Other Revenue Information - Revenues By Products (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenue from External Customer [Line Items]
Revenues	$ 49,605	[1]	$ 51,584	[1]	$ 54,657	[1]
Biopharmaceutical [Member]
Revenue from External Customer [Line Items]
Revenues	45,708		47,878		51,214
Effexor [Member]
Revenue from External Customer [Line Items]
Revenues	344		440		425
Other Products [Member]
Revenue from External Customer [Line Items]
Revenues	451	[2]	364	[2]	231	[2]
Global Innovative and Established Pharmaceutical [Member] | Lyrica [Member]
Revenue from External Customer [Line Items]
Revenues	5,168	[3]	4,595	[3]	4,158	[3]
Global Innovative and Established Pharmaceutical [Member] | Viagra [Member]
Revenue from External Customer [Line Items]
Revenues	1,685	[4]	1,881	[4]	2,051	[4]
Global Innovative and Established Pharmaceutical [Member] | Alliance Biopharmaceuticals [Member]
Revenue from External Customer [Line Items]
Revenues	957	[5]	2,628	[5]	3,492	[5]
Global Innovative Pharmaceutical [Member]
Revenue from External Customer [Line Items]
Revenues	13,861		14,317		13,756
Global Innovative Pharmaceutical [Member] | Enbrel [Member]
Revenue from External Customer [Line Items]
Revenues	3,850		3,774		3,737
Global Innovative Pharmaceutical [Member] | BeneFIX [Member]
Revenue from External Customer [Line Items]
Revenues	856		832		775
Global Innovative Pharmaceutical [Member] | Genotropin [Member]
Revenue from External Customer [Line Items]
Revenues	723		772		832
Global Innovative Pharmaceutical [Member] | Chantix Champix [Member]
Revenue from External Customer [Line Items]
Revenues	647		648		670
Global Innovative Pharmaceutical [Member] | ReFacto AF Xyntha [Member]
Revenue from External Customer [Line Items]
Revenues	631		602		584
Global Innovative Pharmaceutical [Member] | Rapamune [Member]
Revenue from External Customer [Line Items]
Revenues	339		350		346
Global Innovative Pharmaceutical [Member] | Xeljanz [Member]
Revenue from External Customer [Line Items]
Revenues	308		114		6
Global Innovative Pharmaceutical [Member] | Toviaz [Member]
Revenue from External Customer [Line Items]
Revenues	288		236		207
Global Innovative Pharmaceutical [Member] | Somavert [Member]
Revenue from External Customer [Line Items]
Revenues	229		217		197
Global Innovative Pharmaceutical [Member] | BMP2 [Member]
Revenue from External Customer [Line Items]
Revenues	228		209		263
Global Innovative Pharmaceutical [Member] | Other Biopharmaceuticals [Member]
Revenue from External Customer [Line Items]
Revenues	469		540		332
Global Established Pharmaceutical [Member]
Revenue from External Customer [Line Items]
Revenues	25,149		27,619		31,678
Global Established Pharmaceutical [Member] | Celebrex [Member]
Revenue from External Customer [Line Items]
Revenues	2,699		2,918		2,719
Global Established Pharmaceutical [Member] | Lipitor [Member]
Revenue from External Customer [Line Items]
Revenues	2,061		2,315		3,948
Global Established Pharmaceutical [Member] | Zyvox [Member]
Revenue from External Customer [Line Items]
Revenues	1,352		1,353		1,345
Global Established Pharmaceutical [Member] | Norvasc [Member]
Revenue from External Customer [Line Items]
Revenues	1,112		1,229		1,349
Global Established Pharmaceutical [Member] | Premarin Family [Member]
Revenue from External Customer [Line Items]
Revenues	1,076		1,092		1,073
Global Established Pharmaceutical [Member] | Vfend [Member]
Revenue from External Customer [Line Items]
Revenues	756		775		754
Global Established Pharmaceutical [Member] | Pristiq [Member]
Revenue from External Customer [Line Items]
Revenues	737		698		630
Global Established Pharmaceutical [Member] | Xalatan Xalacom [Member]
Revenue from External Customer [Line Items]
Revenues	495		589		806
Global Established Pharmaceutical [Member] | Medrol [Member]
Revenue from External Customer [Line Items]
Revenues	443		464		523
Global Established Pharmaceutical [Member] | Xalkori [Member]
Revenue from External Customer [Line Items]
Revenues					123
Global Established Pharmaceutical [Member] | Zoloft [Member]
Revenue from External Customer [Line Items]
Revenues	423		469		541
Global Established Pharmaceutical [Member] | Relpax [Member]
Revenue from External Customer [Line Items]
Revenues	382		359		368
Global Established Pharmaceutical [Member] | Fragmin [Member]
Revenue from External Customer [Line Items]
Revenues	364		359		381
Global Established Pharmaceutical [Member] | Sulperazon [Member]
Revenue from External Customer [Line Items]
Revenues	354		309		262
Global Established Pharmaceutical [Member] | Tygacil [Member]
Revenue from External Customer [Line Items]
Revenues	323		358		335
Global Established Pharmaceutical [Member] | Zithromax Zmax [Member]
Revenue from External Customer [Line Items]
Revenues	314		387		435
Global Established Pharmaceutical [Member] | Zosyn Tazocin [Member]
Revenue from External Customer [Line Items]
Revenues	303		395		484
Global Established Pharmaceutical [Member] | EpiPen [Member]
Revenue from External Customer [Line Items]
Revenues	294		273		263
Global Established Pharmaceutical [Member] | Revatio [Member]
Revenue from External Customer [Line Items]
Revenues	276		307		534
Global Established Pharmaceutical [Member] | Cardura [Member]
Revenue from External Customer [Line Items]
Revenues	263		296		338
Global Established Pharmaceutical [Member] | Xanax/Xanax XR [Member]
Revenue from External Customer [Line Items]
Revenues	253		276		274
Global Established Pharmaceutical [Member] | Inspra [Member]
Revenue from External Customer [Line Items]
Revenues	233		233		214
Global Established Pharmaceutical [Member] | Diflucan [Member]
Revenue from External Customer [Line Items]
Revenues	220		242		259
Global Established Pharmaceutical [Member] | Neurontin [Member]
Revenue from External Customer [Line Items]
Revenues	210		216		235
Global Established Pharmaceutical [Member] | Unasyn [Member]
Revenue from External Customer [Line Items]
Revenues	207		212		228
Global Established Pharmaceutical [Member] | Detrol Detrol LA [Member]
Revenue from External Customer [Line Items]
Revenues	201		562		761
Global Established Pharmaceutical [Member] | Depo-Provera [Member]
Revenue from External Customer [Line Items]
Revenues	201		191		148
Global Established Pharmaceutical [Member] | Protonix / Pantoprazole [Member]
Revenue from External Customer [Line Items]
Revenues	198		185		188
Global Established Pharmaceutical [Member] | Dalacin / Cleocin [Member]
Revenue from External Customer [Line Items]
Revenues	184		199		232
Global Established Pharmaceutical [Member] | Caduet [Member]
Revenue from External Customer [Line Items]
Revenues	180		223		258
Global Established Pharmaceutical [Member] | Other Biopharmaceuticals [Member]
Revenue from External Customer [Line Items]
Revenues	6,175		6,614		7,442
Global Vaccines, Oncology and Consumer Healthcare [Member]
Revenue from External Customer [Line Items]
Revenues	10,144		9,285		8,991
Global Vaccines, Oncology and Consumer Healthcare [Member] | Prevenar Family [Member]
Revenue from External Customer [Line Items]
Revenues	4,464		3,974		4,117
Global Vaccines, Oncology and Consumer Healthcare [Member] | Sutent [Member]
Revenue from External Customer [Line Items]
Revenues	1,174		1,204		1,236
Global Vaccines, Oncology and Consumer Healthcare [Member] | Xalkori [Member]
Revenue from External Customer [Line Items]
Revenues	438		282
Global Vaccines, Oncology and Consumer Healthcare [Member] | Inlyta [Member]
Revenue from External Customer [Line Items]
Revenues	410		319		100
Global Vaccines, Oncology and Consumer Healthcare [Member] | Other Biopharmaceuticals [Member]
Revenue from External Customer [Line Items]
Revenues	211		164		236
Global Vaccines, Oncology and Consumer Healthcare [Member] | Consumer Healthcare [Member]
Revenue from External Customer [Line Items]
Revenues	$ 3,446		$ 3,342		$ 3,212

[1]	Amounts may not add due to rounding.
[2]	Other primarily includes revenues generated from Pfizer CentreSource, our contract manufacturing and bulk pharmaceutical chemical sales organization, and also includes the revenues related to our transitional manufacturing and supply agreements with Zoetis.
[3]	Lyrica revenues from all of Europe are included in GEP. All other Lyrica revenues are included in GIP.
[4]	Viagra revenues from the U.S. and Canada are included in GIP. All other Viagra revenues are included in GEP.
[5]	Includes Enbrel (GIP, in the U.S. and Canada through October 31, 2013), Spiriva (GEP), Rebif (GIP), Aricept (GEP) and Eliquis (GIP).